UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $200,054 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     8625    80840 SH       SOLE                    80840
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    16673   348880 SH       SOLE                   348880
AMERICAN AXLE & MFG HLDGS IN   COM              024061103    10491   383584 SH       SOLE                   383584
AMERICAN TOWER CORP            CL A             029912201    11568   296986 SH       SOLE                   296986
BE AEROSPACE INC               COM              073302101     6340   200000 SH       SOLE                   200000
CF INDS HLDGS INC              COM              125269100     4556   118188 SH       SOLE                   118188
CROWN HOLDINGS INC             COM              228368106     7968   325765 SH       SOLE                   325765
DOMTAR CORP                    COM              257559104     2793   300000 SH       SOLE                   300000
DST SYS INC DEL                COM              233326107     9776   130000 SH       SOLE                   130000
EDDIE BAUER HLDGS INC          COM              071625107     7314   645000 SH       SOLE                   645000
EMBARQ CORP                    COM              29078E105     4472    79362 SH       SOLE                    79362
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     9705   123775 SH       SOLE                   123775
GOODYEAR TIRE & RUBR CO        COM              382550101     6238   200000 SH       SOLE                   200000
HORIZON LINES INC              COM              44044K101    11033   336173 SH       SOLE                   336173
KANSAS CITY SOUTHERN           COM NEW          485170302     7174   201622 SH       SOLE                   201622
LEAP WIRELESS INTL INC         COM NEW          521863308     5938    90000 SH       SOLE                    90000
MARTIN MARIETTA MATLS INC      COM              573284106    12440    92014 SH       SOLE                    92140
NRG ENERGY INC                 COM NEW          629377508     5763    80000 SH       SOLE                    80000
PIONEER NAT RES CO             COM              723787107     9053   210000 SH       SOLE                   210000
QUALCOMM INC                   COM              747525103     5972   140088 SH       SOLE                   140088
RELIANT ENERGY INC             COM              75952B105     6096   300000 SH       SOLE                   300000
RTI INTL METALS INC            COM              74973W107    10140   111421 SH       SOLE                   111421
SAVVIS INC                     COM NEW          805423308     7288   152247 SH       SOLE                   152247
SBA COMMUNICATIONS CORP        COM              78388J106    12637   427783 SH       SOLE                   427783